SCHEDULE OF POTENTIAL ORDINARY SHARES THAT ARE ANTI-DILUTIVE AND EXCLUDED FROM THE CALCULATION OF DILUTED NET LOSS PER SHARE (Details) - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share	821,623,917	992,817,912	1,302,463,567
Performance Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share	594,838,632
Forward Contracts [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share	216,847,736	964,746,183
Senior Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share			1,288,858,108
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the calculation of diluted net loss per share	9,937,549	28,071,729	13,605,459